Expense Example (Crawford Dividend Growth Fund, Class I, USD $)	12 Months Ended
May 02, 2011
Crawford Dividend Growth Fund | Class I
Expense Example
1 Year	$ 100
3 Years	312
5 Years	542
10 Years	$ 1,201